PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
PROPERTY AND EQUIPMENT, NET

NOTE 5 – PROPERTY AND EQUIPMENT, NET:

	Leasehold improvements	Machines and Equipment	Furniture and Office Equipment	Computers	Right of use assets	Total

Cost
At January 1, 2022	81	1,233	83	99	628	2,124
Additions	-	135	-	17	49	201
Deductions					(21)	(21)
Currency translation adjustments	(18)	(221)	(18)	(14)	(64)	(335)
At December 31, 2022	63	1,147	65	102	592	1,969
Accumulated depreciation
At January 1, 2022	20	645	33	72	162	932
Depreciation	4	202	7	19	39	271
Currency translation adjustments	(6)	(148)	(9)	(17)	(23)	(203)
At December 31, 2022	18	699	31	74	178	1,000
Net book value at December 31, 2022	45	448	34	28	414	969

	Leasehold improvements	Machines and Equipment	Furniture and Office Equipment	Computers	Right of use assets	Total

Cost
At January 1, 2021	69	847	73	72	606	1,667
Additions	3	275	1	18	-	297
Currency translation adjustments	9	111	9	9	22	160
At December 31, 2021	81	1,233	83	99	628	2,124
Accumulated depreciation
At January 1, 2021	13	399	23	49	85	569
Depreciation	5	187	7	16	72	287
Currency translation adjustments	2	59	3	7	5	76
At December 31, 2021	20	645	33	72	162	932
Net book value at December 31, 2021	61	588	50	28	466	1,192

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)